Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Jan. 31, 2018	May 31, 2016	May 18, 2016
Investor [Member]
Warrant exercise price			$ 0.55
Consideration		$ 4,000
Subsequent Event [Member] | RADA Sensors Inc [Member]
Ownership of percentage	75.00%
Subsequent Event [Member] | ZASE Technologies LLC [Member]
Ownership of percentage	25.00%
Subsequent Event [Member] | Investor [Member]
Warrants purchase addtional ordinary shares	1,454,545
Warrant exercise price	$ 0.55
Consideration	$ 800